OTHER ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OTHER ASSETS
Related-party receivables (Note 29)	R$ 666,288	R$ 72,835
Sale of real estate and other receivables	230,486	209,908
Surplus from post-employment benefit plans (Note 31.c)	95,151	165,062
Advances to employees and suppliers	79,850	117,033
Subscription bonus (note 1.c)	60,192	0
Other amounts receivable (3)	31,050	27,765
Total	1,163,017	592,603
Current	623,088	408,349
Non-current	539,929	184,254
Amount arising from related parties	559,499
TEF Infra
OTHER ASSETS
Amount arising from related parties	R$ 446,317
Period of receivables from related parties	3 years
CloudCo Brasil
OTHER ASSETS
Amount arising from related parties	R$ 49,286
Period of receivables from related parties	18 months
IoTco Brasil
OTHER ASSETS
Amount arising from related parties	R$ 63,896
Period of receivables from related parties	3 years
PBS Assisted Plan (PBS-A)
OTHER ASSETS
Distribution of PBS - A surplus	R$ 90,538	R$ 158,959